SHARE-BASED PAYMENTS - Fair value assumptions of Bonus in performance (Details)	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Bonus in performance on achieving 100% of the objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares	530,000
Stock price at the grant date	$ 5.42
Exercise Price	$ 10.50
Weighted average expected volatility	24.78%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.52%
Weighted average expected life	2 years 7 months 17 days
Weighted average fair value of stock at measurement date | $	$ 0.479
Bonus in performance on achieving 200% of the objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares	1,060,000
Stock price at the grant date	$ 5.42
Exercise Price	$ 21.00
Weighted average expected volatility	24.78%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.52%
Weighted average expected life	2 years 7 months 17 days
Weighted average fair value of stock at measurement date | $	$ 0.005